Summary of Each Mortgage (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Crestmont Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 01, 2013	May 01, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Cumberland Glen Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 01, 2013	May 01, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Copper Mill Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 01, 2013	May 01, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Heritage Trace Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	May 01, 2013	May 01, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schedule
Belle Creek Apartments
Mortgage Loans on Real Estate [Line Items]
Floating rate	2.25%	2.25%
30-day LIBOR rate	0.18%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR	30-day LIBOR
Tresa At Arrowhead
Mortgage Loans on Real Estate [Line Items]
Floating rate	2.25%	2.25%
30-day LIBOR rate	0.18%
Debt number of days of LIBOR against interest rate basis	30-day LIBOR	30-day LIBOR
Runaway Bay Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	Dec. 01, 2013	Dec. 01, 2013
Amortization schedule	30-year amortization schedule	30-year amortization schdule
Centrepoint Apartments
Mortgage Loans on Real Estate [Line Items]
Interest payment period	Monthly	Monthly
Principal date	Feb. 01, 2015	Feb. 01, 2015
Amortization schedule	30-year amortization schedule	30-year amortization schedule